Finance Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Expense [Abstract]
Net foreign currency exchange impact	€ (2,584)	€ (448)	€ (545)
Foreign currency exchange losses	€ 4,280